Property, Plant and Equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	€ 523	€ 1,310
Capitalized interest	6	11
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	356	831
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	232	634
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	72	152
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	52	45
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	140	384
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [Line Items]
Acquisitions	€ 27	€ 95